Long-term debt	12 Months Ended
Dec. 31, 2019
Long-term debt
24 Long-term debt
end of	2019	2018
Long-term debt (CHF million)
Senior	88,307	136,445
Subordinated	61,022	15,224
Non-recourse liabilities from consolidated VIEs	1,671	1,764
Long-term debt	151,000	153,433
of which reported at fair value	69,406	63,027
of which structured notes	49,435	48,064
end of	2019	2018
Structured notes by product (CHF million)
Equity	31,666	30,698
Fixed income	13,558	13,128
Credit	3,734	3,898
Other	477	340
Total structured notes	49,435	48,064
Group-internal funding related to loss-absorbing instruments has been aligned to international standards for internal TLAC instruments and to the new article 126b of the Swiss Capital Adequacy Ordinance, effective January 1, 2020. Due to this alignment, the bail-in debt instruments issued by Credit Suisse AG to Credit Suisse Group AG and to Credit Suisse Group Funding (Guernsey) Limited, a non-consolidated funding entity, have been permanently subordinated in 2019. As of December 31, 2019, the carrying value of these newly subordinated notes issued was CHF  42.3 billion.
Long-term debt by maturities
end of			2020			2021			2022			2023				2024				Thereafter	Total
Long-term debt (CHF million)
Senior debt
Fixed rate			5,439			8,114			2,998			1,889				3,795				12,927	35,162
Variable rate			12,825			9,588			6,392			2,938				4,346				17,056	53,145
Interest rates (range in %) [1]	0.1	–	22.5	0.1	–	9.6	0.1	–	9.6	0.1	–	2.2		0.1	–	3.6		0.0	–	7.1	–
Subordinated debt
Fixed rate			5,557			1,461			7,797			11,328				4,790				26,360	57,293
Variable rate			54			968			737			98				1,872				0	3,729
Interest rates (range in %) [1]	0.6	–	7.0	3.2	–	4.7	0.1	–	7.5	0.6	–	8.0		0.4	–	6.3		0.7	–	8.0	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			0			148			233			0				0				0	381
Variable rate			24			18			22			23	[2]			2	[2]			1,201	1,290
Interest rates (range in %) [1]			7.0	2.2	–	10.3	2.4	–	2.9			–				–		0.0	–	10.7	–
Total long-term debt			23,899			20,297			18,179			16,276				14,805				57,544	151,000
of which structured notes			12,178			8,687			5,222			2,844				4,033				16,471	49,435
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 3.6 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modelling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
2 Reflects equity linked notes, where the payout is not fixed.
> Refer to “Note 25 – Long-term debt” in VI – Consolidated financial statements – Credit Suisse Group for further information.